RELATED PARTY TRANSACTIONS (Detail) - USD ($)																1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 02, 2015	Jan. 19, 2015	Dec. 03, 2013	Sep. 30, 2013	Sep. 30, 2013	Feb. 18, 2013	Dec. 03, 2012	Dec. 03, 2011	Dec. 03, 2010	Dec. 01, 2009	Dec. 01, 2008	Dec. 01, 2007	Dec. 01, 2007	Oct. 25, 2007	Oct. 25, 2007	Jan. 31, 2013	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2013	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Related party transactions
Contingent consideration expense																						$ (3,025,000)	$ 6,302,000
Number of restricted shares issued																				40,000
Maximum | Modified merger agreement
Related party transactions
Term under the original merger agreement for which overall payment has been fixed and reduced						10 years
Minimum | Modified merger agreement
Related party transactions
Term under the original merger agreement for which overall payment has been fixed and reduced						6 years
Joe Dahan
Related party transactions
Contingent consideration expense																							311,000	$ 1,862,000
Initial term of employment														5 years	5 years
Period for automatic renewal of the term of the employment														1 year	1 year
Annual salary														$ 300,000								$ 300,000
Joe Dahan | Modified merger agreement
Related party transactions
Contingent consideration expense																			$ 8,732,000
Aggregate fixed amount payable through weekly installments						$ 9,168,000
Joe Dahan | Maximum
Related party transactions
Period for severance payment														1 year								1 year
Albert Dahan
Related party transactions
Royalty income recognized																	$ 0	$ 52,000		$ 45,000	$ 360,000	$ 504,000	$ 612,000	$ 296,000
Ambre Dahan
Related party transactions
Amount paid per annum on a bi-weekly basis under the consulting arrangement																$ 175,000
Amount paid under the consulting arrangement																	$ 0	$ 47,000		$ 0	$ 135,000	$ 175,000
Marc Crossman
Related party transactions
Initial term of employment												2 years	2 years
Period for automatic renewal of the term of the employment			2 years				2 years	2 years	2 years	2 years	2 years
Advance notice period required for non-renewal of employment agreement prior to the end of the term or upon occurrence of a change in control												180 days										180 days
Annual salary												$ 429,300										$ 429,300
Annual discretionary bonus as a percentage of base salary												50.00%										50.00%
Agreement term		12 months
Monthly payment		$ 35,775
Number of restricted shares issued		600,000
Marc Crossman | Maximum
Related party transactions
Period for severance payment																						2 years
Peter Kim
Related party transactions
Initial term of employment					3 years
Annual salary																						$ 500,000
Annual discretionary bonus as a percentage of base salary																						50.00%
Peter Kim | Employment Agreement dated September 30, 2013
Related party transactions
Initial term of employment				3 years
Annual salary				$ 500,000
Annual discretionary bonus as a percentage of base salary				50.00%
Peter Kim | Maximum
Related party transactions
Period for severance payment																						1 year
Peter Kim | Maximum | Employment Agreement dated September 30, 2013
Related party transactions
Period for severance payment				1 year
Hamish Sandhu
Related party transactions
Initial term of employment	1 year
Period for automatic renewal of the term of the employment	1 year
Advance notice period required for non-renewal of employment agreement prior to the end of the term or upon occurrence of a change in control	90 days
Annual salary	$ 325,000
Hamish Sandhu | Maximum
Related party transactions
Annual discretionary bonus as a percentage of base salary	10.00%